Note 1 - Segment information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Non-current assets attributable to the Company’s country of incorporation	$ 10,999,431	$ 11,213,945
Revenues from services performed	11,981,157	12,523,934	$ 14,868,860
Contract liabilities	168,800	206,200
Contract assets	35,300	50,800
Tubes [member]
Disclosure of operating segments [line items]
Revenues from services performed	11,400,000	11,907,000	14,185,000
Services to third parties [member] | Tubes [member]
Disclosure of operating segments [line items]
Revenues from services performed	$ 426,600	$ 483,500	$ 164,800
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	25.00%	30.00%	26.00%
LUXEMBOURG
Disclosure of operating segments [line items]
Non-current assets attributable to the Company’s country of incorporation	$ 16,700	$ 15,600	$ 10,700
USA
Disclosure of operating segments [line items]
Percentage of entity's revenue	35.00%
Argentina
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%
Canada | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Saudi Arabia | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
UNITED ARAB EMIRATES | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Mexico | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Brazil | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%